Segment Information Segment Reporting Reconciliation (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues
Gains on mortgage loans held for sale									$ 83,327		$ 71,420		$ 16,735
Changes in mortgage servicing rights valuation									14,422		0		0
Loan origination and other loan fees									21,227		9,871		4,288
Loan servicing fees									22,204		5,908		2,628
Interest income									16,767		5,257		2,371
Other revenue									0		1,172		0
Total revenues	43,845	31,866	43,354	38,882	32,421	30,884	17,350	12,973	157,947		93,628		26,022
Expenses
Salaries, commissions and benefits									72,475		32,737		13,085
General and administrative expense									23,085		7,706		3,163
Interest expense									14,426		6,239		2,728
Occupancy, equipment and communication									9,843		2,999		1,607
Provision for mortgage repurchases and indemnifications									(417)		0		0
Impairment of mortgage servicing rights									0		11,698		2
Amortization of mortgage servicing rights									0		3,679		960
Depreciation and amortization expense									2,209		750		357
Loss on disposal of property and equipment									105		11		86
Corporate allocations									0		0		0
Total expenses	40,644	29,376	28,669	23,037	26,166	15,593	14,662	9,398	121,726		65,819		21,988
Income before income tax expense	3,201	2,490	14,685	15,845	6,255	15,291	2,688	3,575	36,221		27,809		4,034
Operating Segments | Originations
Revenues
Gains on mortgage loans held for sale									83,312		71,420		16,735
Changes in mortgage servicing rights valuation									0
Loan origination and other loan fees									21,196		9,871		4,288
Loan servicing fees									0		0		0
Interest income									16,612		5,199		2,306
Other revenue											1,172
Total revenues									121,120		87,662		23,329
Expenses
Salaries, commissions and benefits									50,242		22,851		10,741
General and administrative expense									8,749		3,065		1,610
Interest expense									12,449		5,667		2,414
Occupancy, equipment and communication									3,999		1,635		880
Provision for mortgage repurchases and indemnifications									(417)
Impairment of mortgage servicing rights											0		0
Amortization of mortgage servicing rights											0		0
Depreciation and amortization expense									360		0		0
Loss on disposal of property and equipment									12		0		0
Corporate allocations									14,401		2,559		589
Total expenses									89,795		35,777		16,234
Income before income tax expense									31,325		51,885		7,095
Operating Segments | Servicing
Revenues
Gains on mortgage loans held for sale									0		0		0
Changes in mortgage servicing rights valuation									14,422
Loan origination and other loan fees									0		0		0
Loan servicing fees									22,204		5,908		2,628
Interest income									0		0		0
Other revenue											0
Total revenues									36,626		5,908		2,628
Expenses
Salaries, commissions and benefits									2,562		985		563
General and administrative expense									942		334		197
Interest expense									260		361		45
Occupancy, equipment and communication									723		240		173
Provision for mortgage repurchases and indemnifications									0
Impairment of mortgage servicing rights											11,698		2
Amortization of mortgage servicing rights											3,679		960
Depreciation and amortization expense									0		0		0
Loss on disposal of property and equipment									0		0		0
Corporate allocations									1,689		284		53
Total expenses									6,176		17,581		1,993
Income before income tax expense									30,450		(11,673)		635
Operating Segments | Financing
Revenues
Gains on mortgage loans held for sale									0		0		0
Changes in mortgage servicing rights valuation									0
Loan origination and other loan fees									31		0		0
Loan servicing fees									0		0		0
Interest income									125		0		0
Other revenue											0
Total revenues									156		0		0
Expenses
Salaries, commissions and benefits									0		0		0
General and administrative expense									19		0		0
Interest expense									0		0		0
Occupancy, equipment and communication									0		0		0
Provision for mortgage repurchases and indemnifications									0
Impairment of mortgage servicing rights											0		0
Amortization of mortgage servicing rights													0
Depreciation and amortization expense									0		0		0
Loss on disposal of property and equipment									0		0		0
Corporate allocations									0		0		0
Total expenses									19		0		0
Income before income tax expense									137		0		0
Intersegment Eliminations
Revenues
Gains on mortgage loans held for sale									15	[1]	0	[1]	0	[1]
Changes in mortgage servicing rights valuation									0	[1]
Loan origination and other loan fees									0	[1]	0	[1]	0	[1]
Loan servicing fees									0	[1]	0	[1]	0	[1]
Interest income									30	[1]	58	[1]	65	[1]
Other revenue											0	[1]
Total revenues									45	[1]	58	[1]	65	[1]
Expenses
Salaries, commissions and benefits									19,671	[1]	8,901	[1]	1,781	[1]
General and administrative expense									13,375	[1]	4,307	[1]	1,356	[1]
Interest expense									1,717	[1]	211	[1]	269	[1]
Occupancy, equipment and communication									5,121	[1]	1,124	[1]	554	[1]
Provision for mortgage repurchases and indemnifications									0	[1]
Impairment of mortgage servicing rights											0	[1]	0	[1]
Amortization of mortgage servicing rights											0	[1]	0	[1]
Depreciation and amortization expense									1,849	[1]	750	[1]	357	[1]
Loss on disposal of property and equipment									93	[1]	11	[1]	86	[1]
Corporate allocations									(16,090)	[1]	(2,843)	[1]	(642)	[1]
Total expenses									25,736	[1]	12,461	[1]	3,761	[1]
Income before income tax expense									$ (25,691)	[1]	$ (12,403)	[1]	$ (3,696)	[1]

[1]	Includes intersegment eliminations and certain corporate income and expenses not allocated to the three reportable segments, such as those related to our accounting, executive administration, finance, internal audit, investor relations, legal and treasury departments.